S000048058 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE One-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	3.25%	2.17%
HFRX Global Hedge Fund Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	2.87%	3.08%
Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
C000151809 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.32%	2.97%	(0.65%)
Performance Inception Date				Jan. 28, 2015
C000151801 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.87%	1.51%	(1.48%)
Performance Inception Date				Jan. 28, 2015
C000151801 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.04%)	(0.17%)	(2.41%)
Performance Inception Date				Jan. 28, 2015
C000151801 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.50%	0.42%	(1.49%)
Performance Inception Date				Jan. 28, 2015
C000151802 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	1.94%	(1.63%)
Performance Inception Date				Jan. 28, 2015